Other gains (losses) net	12 Months Ended
Dec. 31, 2024
Other gains (losses) net
Other gains (losses) net

9Other gains/(losses) net

The Company recognised other losses, net of RMB1.1 million in 2024 and other gains, net of RMB8.4 million in 2023. The other losses in 2024 were mainly due to the non-recovery of other receivables.